Taxation - Summary of Tax Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss	¥ 45,422,967
Tax losses	1,234,180
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Loss	823,867
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,651,343
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Loss	3,524,998
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Loss	6,477,329
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Loss	19,490,587
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Loss	4,163,914
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,354,404
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,997,693
Loss expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Loss	3,220,655
Loss expiring in 2033 [Member]
Operating Loss Carryforwards [Line Items]
Loss	2,718,177
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	562,525
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 671,655